iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  15 .0%
Axon Enterprise, Inc.
(a)
..................... 17,022 $ 11,101,408
Boeing Co. (The)
(a)
........................ 167,796 29,619,350
BWX Technologies, Inc. .................... 21,685 2,448,887
Curtiss-Wright Corp. ....................... 9,062 3,143,970
General Dynamics Corp. .................... 64,756 16,640,997
General Electric Co. ....................... 255,293 51,969,996
HEICO Corp. ........................... 10,411 2,487,604
HEICO Corp. , Class A ...................... 19,272 3,668,040
Howmet Aerospace, Inc. .................... 96,071 12,160,667
Huntington Ingalls Industries, Inc. .............. 9,248 1,824,260
L3Harris Technologies, Inc. .................. 44,902 9,519,673
Loar Holdings, Inc.
(a)
....................... 7,139 567,408
Lockheed Martin Corp. ..................... 50,023 23,158,148
Northrop Grumman Corp. ................... 32,717 15,942,013
RTX Corp. ............................. 315,392 40,669,798
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 27,602 938,744
Standardaero, Inc.
(a) (b)
...................... 16,390 439,908
Textron, Inc. ............................ 44,371 3,394,825
TransDigm Group, Inc. ..................... 12,910 17,471,619
Woodward, Inc. .......................... 13,955 2,585,164
249,752,479
a
Air Freight & Logistics  —  2 .5%
CH Robinson Worldwide, Inc. ................ 27,558 2,741,745
Expeditors International of Washington, Inc. ....... 33,475 3,802,091
FedEx Corp. ............................ 53,684 14,219,281
GXO Logistics, Inc.
(a)
...................... 28,080 1,276,236
United Parcel Service, Inc. , Class B ............ 172,896 19,749,910
41,789,263
a
Building Products  —  5 .0%
A O Smith Corp. ......................... 28,094 1,890,726
AAON, Inc. ............................. 15,974 1,859,054
Advanced Drainage Systems, Inc. ............. 16,636 2,011,459
Allegion PLC ............................ 20,776 2,757,599
Armstrong World Industries, Inc. ............... 10,269 1,550,722
AZEK Co., Inc. (The) , Class A
(a)
............... 34,236 1,753,910
Builders FirstSource, Inc.
(a)
.................. 27,162 4,543,659
Carlisle Companies, Inc. .................... 10,696 4,165,664
Carrier Global Corp. ....................... 198,936 13,006,436
Fortune Brands Innovations, Inc. .............. 29,221 2,094,269
Hayward Holdings, Inc.
(a)
.................... 33,769 508,561
Johnson Controls International PLC ............ 158,266 12,344,748
Lennox International, Inc. ................... 7,599 4,501,800
Masco Corp. ............................ 51,103 4,051,446
Owens Corning .......................... 20,479 3,779,399
Simpson Manufacturing Co., Inc. .............. 10,108 1,698,144
Trane Technologies PLC .................... 53,691 19,476,410
Trex Co., Inc.
(a)
.......................... 25,325 1,844,420
83,838,426
a
Chemicals  —  2 .8%
Axalta Coating Systems Ltd.
(a)
................ 52,040 1,870,318
Dow, Inc. .............................. 166,870 6,516,274
DuPont de Nemours, Inc. ................... 99,153 7,614,950
PPG Industries, Inc. ....................... 54,817 6,324,785
RPM International, Inc. ..................... 30,153 3,817,370
Sherwin-Williams Co. (The) .................. 55,619 19,920,501
46,064,198
a
Commercial Services & Supplies  —  1 .6%
Cintas Corp. ............................ 81,993 16,445,336
MSA Safety, Inc. ......................... 8,822 1,453,248
Security Shares Value
a
Commercial Services & Supplies (continued)
Tetra Tech, Inc. .......................... 63,372 $ 2,332,090
Veralto Corp. ............................ 58,552 6,053,691
Vestis Corp. ............................ 31,056 434,163
26,718,528
a
Construction & Engineering  —  1 .8%
AECOM ............................... 31,711 3,343,608
API Group Corp.
(a)
........................ 54,132 2,065,136
Comfort Systems USA, Inc. .................. 8,343 3,643,805
EMCOR Group, Inc. ....................... 10,787 4,833,223
Everus Construction Group, Inc.
(a)
.............. 12,103 832,807
MasTec, Inc.
(a)
........................... 14,929 2,166,049
Quanta Services, Inc. ...................... 34,438 10,593,473
Valmont Industries, Inc. ..................... 4,747 1,574,865
WillScot Holdings Corp. , Class A
(a)
............. 42,435 1,572,641
30,625,607
a
Construction Materials  —  2 .1%
CRH PLC .............................. 162,915 16,133,472
Eagle Materials, Inc. ....................... 7,894 2,026,706
Martin Marietta Materials, Inc. ................ 14,535 7,908,784
Vulcan Materials Co. ...................... 31,374 8,601,182
34,670,144
a
Consumer Finance  —  4 .0%
American Express Co. ..................... 133,089 42,249,103
Capital One Financial Corp. .................. 89,779 18,288,880
Synchrony Financial ....................... 92,175 6,358,232
66,896,215
a
Containers & Packaging  —  1 .8%
Amcor PLC ............................. 341,143 3,315,910
AptarGroup, Inc. ......................... 15,690 2,465,684
Ball Corp. .............................. 69,972 3,897,440
Berry Global Group, Inc. .................... 27,245 1,850,480
Crown Holdings, Inc. ...................... 27,780 2,440,751
Graphic Packaging Holding Co. ............... 70,477 1,933,184
Packaging Corp. of America ................. 21,021 4,470,326
Sealed Air Corp. ......................... 31,126 1,084,119
Silgan Holdings, Inc. ....................... 19,661 1,081,748
Smurfit WestRock PLC ..................... 122,565 6,506,976
Sonoco Products Co. ...................... 23,405 1,115,014
30,161,632
a
Diversified Consumer Services  —  0 .0%
ADT, Inc. .............................. 78,261 601,044
a
Electrical Equipment  —  6 .4%
Acuity Brands, Inc. ........................ 7,324 2,434,424
AMETEK, Inc. ........................... 54,736 10,102,076
Eaton Corp. PLC ......................... 93,598 30,554,131
Emerson Electric Co. ...................... 135,511 17,609,655
GE Vernova, Inc. ......................... 64,613 24,092,896
Generac Holdings, Inc.
(a)
.................... 14,015 2,092,860
Hubbell, Inc. ............................ 12,705 5,374,342
nVent Electric PLC ........................ 39,029 2,540,398
Regal Rexnord Corp. ...................... 15,784 2,505,394
Rockwell Automation, Inc. ................... 27,172 7,565,500
Sensata Technologies Holding PLC ............ 35,296 958,639
105,830,315
a
Electronic Equipment, Instruments & Components  —  1 .6%
Cognex Corp. ........................... 41,055 1,638,094
Crane NXT Co. .......................... 11,775 753,247
Keysight Technologies, Inc.
(a)
................. 41,313 7,368,174
Littelfuse, Inc. ........................... 5,803 1,383,203

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.
(a)
................. 10,982 $ 5,615,426
Trimble, Inc.
(a)
........................... 57,759 4,329,615
Vontier Corp. ............................ 35,551 1,370,491
Zebra Technologies Corp. , Class A
(a)
............ 12,129 4,753,840
27,212,090
a
Financial Services  —  20 .0%
Affirm Holdings, Inc. , Class A
(a)
................ 61,447 3,752,568
Block, Inc. , Class A
(a)
...................... 131,704 11,961,357
Corpay, Inc.
(a)
........................... 15,997 6,086,699
Euronet Worldwide, Inc.
(a)
................... 10,032 988,152
Fidelity National Information Services, Inc. ........ 129,489 10,549,469
Fiserv, Inc.
(a)
............................ 134,313 29,016,980
Global Payments, Inc. ..................... 60,346 6,810,046
Jack Henry & Associates, Inc. ................ 17,232 2,999,919
Mastercard, Inc. , Class A .................... 193,423 107,432,937
PayPal Holdings, Inc.
(a)
..................... 237,813 21,065,476
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 14,563 1,745,376
Visa, Inc. , Class A ........................ 373,718 127,736,812
Western Union Co. (The) ................... 65,991 681,027
WEX, Inc.
(a)
............................. 9,394 1,727,463
332,554,281
a
Ground Transportation  —  5 .3%
CSX Corp. ............................. 457,087 15,024,450
JB Hunt Transport Services, Inc. .............. 19,215 3,289,992
Knight-Swift Transportation Holdings, Inc. , Class A .. 37,257 2,127,002
Landstar System, Inc. ...................... 8,410 1,384,790
Norfolk Southern Corp. ..................... 53,590 13,681,527
Old Dominion Freight Line, Inc. ............... 45,859 8,511,889
Ryder System, Inc. ........................ 9,853 1,570,667
Saia, Inc.
(a)
............................. 6,294 3,021,812
Schneider National, Inc. , Class B .............. 11,084 329,749
Union Pacific Corp. ....................... 144,697 35,854,470
XPO, Inc.
(a)
............................. 27,022 3,612,031
88,408,379
a
Household Durables  —  0 .2%
Mohawk Industries, Inc.
(a)
................... 12,418 1,518,721
TopBuild Corp.
(a) (b)
........................ 7,138 2,446,050
3,964,771
a
Industrial Conglomerates  —  3 .3%
3M Co. ................................ 128,973 19,629,691
Honeywell International, Inc. ................. 154,563 34,578,834
54,208,525
a
IT Services  —  3 .5%
Accenture PLC , Class A .................... 148,830 57,292,108
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 15,545 1,048,355
a
Life Sciences Tools & Services  —  0 .4%
Mettler-Toledo International, Inc.
(a)
............. 5,003 6,826,293
a
Machinery  —  13 .9%
AGCO Corp. ............................ 14,868 1,552,665
Allison Transmission Holdings, Inc. ............. 20,484 2,407,689
Caterpillar, Inc. .......................... 115,976 43,078,125
CNH Industrial N.V. ....................... 207,705 2,675,240
Crane Co. .............................. 11,661 1,986,102
Cummins, Inc. ........................... 32,393 11,540,006
Deere & Co. ............................ 59,813 28,504,483
Donaldson Co., Inc. ....................... 28,577 2,034,397
Dover Corp. ............................ 32,559 6,631,617
Security Shares Value
a
Machinery (continued)
Esab Corp. ............................. 13,491 $ 1,670,725
Flowserve Corp. ......................... 31,290 1,959,380
Fortive Corp. ............................ 82,220 6,686,953
Gates Industrial Corp. PLC
(a)
................. 56,091 1,160,523
Graco, Inc. ............................. 39,692 3,340,876
IDEX Corp. ............................. 17,974 4,031,748
Illinois Tool Works, Inc. ..................... 69,414 17,989,332
Ingersoll Rand, Inc. ....................... 95,684 8,975,159
ITT, Inc. ............................... 19,577 2,956,519
Lincoln Electric Holdings, Inc. ................ 13,126 2,609,186
Middleby Corp. (The)
(a) (b)
.................... 12,698 2,173,136
Nordson Corp. ........................... 13,454 2,962,840
Oshkosh Corp. .......................... 15,566 1,811,882
Otis Worldwide Corp. ...................... 94,634 9,029,976
PACCAR, Inc. ........................... 121,959 13,522,814
Parker-Hannifin Corp. ...................... 30,338 21,450,483
Pentair PLC ............................ 39,164 4,060,524
Snap-on, Inc. ........................... 12,268 4,356,980
Stanley Black & Decker, Inc. ................. 36,509 3,215,348
Toro Co. (The) ........................... 24,327 2,025,709
Westinghouse Air Brake Technologies Corp. ....... 40,415 8,403,087
Xylem, Inc. ............................. 57,290 7,106,252
231,909,756
a
Marine Transportation  —  0 .1%
Kirby Corp.
(a)
............................ 13,822 1,508,671
a
Metals & Mining  —  0 .1%
ATI, Inc.
(a)
.............................. 29,395 1,678,161
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 14,839 1,735,718
a
Professional Services  —  4 .8%
Amentum Holdings, Inc.
(a)
................... 30,780 645,457
Automatic Data Processing, Inc. ............... 97,498 29,542,869
Booz Allen Hamilton Holding Corp. , Class A ....... 29,893 3,856,197
Equifax, Inc. ............................ 29,124 8,002,693
FTI Consulting, Inc.
(a) (b)
..................... 8,381 1,637,228
Genpact Ltd. ............................ 41,495 2,020,392
Jacobs Solutions, Inc. ...................... 29,224 4,095,159
ManpowerGroup, Inc. ...................... 11,283 679,462
Paychex, Inc. ........................... 76,250 11,259,837
Paylocity Holding Corp.
(a)
................... 10,356 2,128,365
Robert Half, Inc. ......................... 23,914 1,549,388
TransUnion ............................. 46,025 4,567,981
Verisk Analytics, Inc. ....................... 33,408 9,602,796
79,587,824
a
Semiconductors & Semiconductor Equipment  —  0 .1%
MKS Instruments, Inc. ..................... 15,927 1,804,211
a
Software  —  0 .8%
BILL Holdings, Inc.
(a)
....................... 23,895 2,312,319
Fair Isaac Corp.
(a)
......................... 5,624 10,536,902
12,849,221
a
Trading Companies & Distributors  —  2 .5%
Air Lease Corp. , Class A .................... 24,970 1,153,614
Core & Main, Inc. , Class A
(a)
.................. 45,530 2,569,713
Ferguson Enterprises, Inc. ................... 47,965 8,687,421
MSC Industrial Direct Co., Inc. , Class A .......... 11,035 887,324
United Rentals, Inc. ....................... 15,523 11,767,365
Watsco, Inc. ............................ 8,180 3,914,866
WESCO International, Inc. ................... 9,967 1,843,895

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 10,317 $ 10,963,567
41,787,765
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,364,952,588 ) ............................... 1,661,323,980
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(c) (d) (e)
...................... 2,404,344 2,405,546
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(c) (d)
............................ 2,588,785 2,588,785
a
Total Short-Term Securities — 0.3%
(Cost: $ 4,993,368 ) .................................. 4,994,331
Total Investments — 100.1%
(Cost: $ 1,369,945,956 ) ............................... 1,666,318,311
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (1,849,564)
Net Assets — 100.0% ................................. $ 1,664,468,747
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 8,258,779  $ —  $ (5,857,759)
(a)
$ 5,310  $ (784) $ 2,405,546  2,404,344  $ 17,051
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 2,124,293  464,492
(a)
—  —  —  2,588,785  2,588,785  90,627  —
$ 5,310  $ (784)
$ 4,994,331
$ 107,678  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ........................................................ 19 03/21/25 $ 2,664 $ 102
E-Mini Technology Select Sector Index ...................................................... 1 03/21/25 234 (2,741)
$ (2,639)

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Industrials ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,661,323,980  $ —  $ —  $ 1,661,323,980
Short-Term Securities
Money Market Funds ...................................... 4,994,331  —  —  4,994,331
$ 1,666,318,311  $ —  $ —  $ 1,666,318,311
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 102  $ —  $ —  $ 102
Liabilities
Equity Contracts ........................................... (2,741) —  —  (2,741)
$ (2,639) $ —  $ —  $ (2,639)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.